Inventories	12 Months Ended
Dec. 26, 2010
Notes to Financial Statements
Inventories

Inventories consist principally of prepared meals and meal complements held at the Company’s outsourced fulfillment locations.  Inventories are valued at the lower of cost or market, with cost determined using the first-in, first-out (FIFO) method.  As of December 26, 2010 and December 27, 2009 inventories were $0 and $170, respectively.  In May 2010, the Company consolidated its outsourced fulfillment operations, whereby the purchasing of inventory, storage and handling is the responsibility of the outsourced fulfillment center.  The Company is charged for the inventory only upon sale of the product to its customer.  As a result, effective May 2010, the Company has no inventory.

The Company’s fulfillment provider purchases the Company’s proprietary products and bills the Company upon sale of the product.  In the event the products are no longer selling, or become outdated, the Company is required to pay for these products within 45 days of notice.  The fulfillment agreement is currently in effect until April 27, 2013, and automatically extends for one year unless terminated with 6 months notice by either party.